Taxes (Details) - Schedule of reconciles statutory tax rates	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Reconciles Statutory Tax Rates Abstract
Tax benefit calculated at statutory tax rate	16.50%	16.50%	16.50%
Valuation allowance	(16.50%)	(16.50%)	(16.50%)
Effective tax rate	0.00%	0.00%	0.00%